Related Party Transactions (Details Narrative) (10k) - USD ($)			6 Months Ended	12 Months Ended
	Oct. 11, 2016	May 31, 2016	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Related Party Transaction [Line Items]
Monthly payment of rent			$ 8,525	$ 27,494	$ 8,525
Warrants issued		93,887,870
Accounts payable			34,798	34,798	35,950
Minimum [Member]
Related Party Transaction [Line Items]
Exercise prices of warrants		$ 0.0021
Maximum [Member]
Related Party Transaction [Line Items]
Exercise prices of warrants		$ 0.0324
Jim Briscoe [Member]
Related Party Transaction [Line Items]
Monthly payment of rent			522	522	522
Total rent expense			3,132	6,264	6,263
Accrued unpaid wages			639,570	595,070	472,953
Number of stock issued	6,879,950
Option exercise price	$ 0.003
Stock option vested term	10 years
Former President [Member]
Related Party Transaction [Line Items]
Accrued unpaid wages			$ 15,625	$ 15,625	$ 15,625
Officers and Directors [Member]
Related Party Transaction [Line Items]
Warrants issued		43,156,160
Officers and Directors [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise prices of warrants		$ 0.0021
Officers and Directors [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise prices of warrants		$ 0.0207